Note 12 - Common Stock, Additional Paid-in Capital and Dividends (Details Textual)											2 Months Ended	12 Months Ended
	Nov. 28, 2016 shares	Nov. 22, 2016 shares	Feb. 22, 2016 $ / shares shares	Dec. 24, 2015 USD ($) $ / shares	Apr. 15, 2015 shares	Jun. 18, 2014 shares	Jun. 11, 2014 $ / shares shares	Jun. 06, 2014 USD ($) $ / shares shares	Apr. 21, 2014	Mar. 19, 2014 shares	Feb. 28, 2017 shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 $ / shares shares	Feb. 25, 2016 $ / shares
Common Stock, Shares, Outstanding			3,433,711									5,689,141	2,077,895
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.01									$ 0.01	$ 0.01
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							330,000	5,000,000				3,381,791	4,743,700
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 2.80				$ 25				$ 1.97	$ 2.80
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period													183,000
Number of Share Purchase Agreements										4
Stock Issued During Period, Shares, New Issues						66,000		1,000,000		583,321
Share Price | $ / shares							$ 18.50	$ 20				$ 2.25		$ 2.80
Class of Warrant or Right, Price Per Warrants or Rights | $ / shares								$ 0.00001
Class of Warrant or Right, Expiration Term							5 years	5 years
Warrant Option to Purchase Common Share | $				$ 0.89				$ 0.10
Proceeds from Issuance or Sale of Equity | $								21,320,000
Class of Warrant or Right, Outstanding												2,673,406
Fair Value Assumptions, Expected Volatility Rate							90.49%					104.70%
Warrant Fair Value Difference | $												$ 0.21
Stock Issued During Period, Shares, Warrants Exercises												2,186,761
Class of Warrant or Right, Exercised During Period												2,656,594
Warrant Liability [Member]
Derivative Liability | $								$ 6,477,000
Forty Five Day Option [Member]
Option to Purchase Additional Shares								150,000
Option to Purchase Additional Warrants								750,000
Dilution Effect [Member]
Warrant Fair Value | $ / shares							$ 1.22	$ 1.36
Warrant Fair Value Difference | $												$ 0.17
Fair Value Estimate [Member]
Warrant Fair Value | $ / shares							$ 1.55	1.34
Restricted Stock [Member] | Stock Incentive Plan 2015 [Member] | Nominee of Central Mare Member
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period					183,000
Share-based Compensation Arrangement by Share-based Payment Award Equity Instruments Other than Options Vesting Period					8 years
AEGIS Capital Corp [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			30,000									30,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 25					25
Share Price | $ / shares								$ 20
Class of Warrant or Right, Expiration Term								5 years
Warrant Option to Purchase Common Share | $								$ 0.10
Class of Warrant or Right, Outstanding								300,000				300,000
Fair Value Assumptions, Expected Volatility Rate								92.82%
Fair Value Assumptions, Expected Term								4 years
Yorkville [Member] | Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues	527	1,579
Conversion of Stock, Shares Converted											1,495	0
Warrants in Follow-on Offering [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			4,743,700
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 2.80
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio			10						7